EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
EMPLOYEE BENEFITS

NOTE 11  EMPLOYEE BENEFITS

We provide a safe harbor 401(k) plan for our employees that allows for employee elective contributions, Company matching contributions and discretionary profit sharing contributions. Employee elective contributions are funded through voluntary payroll deductions. The Company makes safe harbor matching contributions in an amount equal to 100% of the employee’s contribution not to exceed 3% of employee’s compensation plus 50% of employee’s pay contributed between 3% and 5% of employee’s compensation. Company matching expense for the period ended December 31, 2018 and December 31, 2017 was $121,834 and $64,881, respectively. The Company has not provided for a discretionary profit sharing contribution.